Label	Element	Value
IFRS 9 And IFRS 15 [Member]
Cumulative Effect Of New Accounting Principle In Period Of Adoption	vip_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	$ (4,000,000)
Equity attributable to owners of parent [member]
Equity	ifrs-full_Equity	3,667,000,000
Equity attributable to owners of parent [member] | IFRS 9 And IFRS 15 [Member]
Cumulative Effect Of New Accounting Principle In Period Of Adoption	vip_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	(3,000,000)
Non-controlling interests [member]
Equity	ifrs-full_Equity	(892,000,000)
Non-controlling interests [member] | IFRS 9 And IFRS 15 [Member]
Cumulative Effect Of New Accounting Principle In Period Of Adoption	vip_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	(1,000,000)
Retained earnings [member]
Equity	ifrs-full_Equity	(1,415,000,000)
Retained earnings [member] | IFRS 9 And IFRS 15 [Member]
Cumulative Effect Of New Accounting Principle In Period Of Adoption	vip_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	$ (3,000,000)